Share-based Payments - Narrative - Share-based Payment Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payments [Abstract]
Share-based payment expense	$ 4,415	$ 14,699	$ 13,950